Document and Entity Information	Aug. 30, 2024
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 30, 2024
Entity File Number	001-37536
Entity Registrant Name	Conifer Holdings Inc.
Entity Central Index Key	0001502292
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	27-1298795
Entity Address, Address Line One	3001 West Big Beaver Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	559-0840
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CNFR
Security Exchange Name	NASDAQ
9.75% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.75% Senior Notes due 2028
Trading Symbol	CNFRZ
Security Exchange Name	NASDAQ